Organization/ Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization/ Description of Business [Abstract]
Description of Business

Note 1—Organization

Organization

Ener-Core, Inc. (the “Company”, “we”, “us”, “our”), a Delaware corporation, was formed on April 29, 2010 as Inventtech, Inc.  On July 1, 2013, we acquired our wholly owned subsidiary, Ener-Core Power, Inc., (formerly Flex Power Generation, Inc.), a Delaware corporation.  The stockholders of Ener-Core Power, Inc. are now our stockholders and the management of Ener-Core Power, Inc. is now our management.  The acquisition was treated as a “reverse merger” and our financial statements are those of Ener-Core Power, Inc.  All equity amounts presented have been retroactively restated to reflect the reverse merger as if it had occurred on November 12, 2012.

Effective as of September 3, 2015, we changed our state of incorporation from the State of Nevada to the State of Delaware (the “Reincorporation”), pursuant to a plan of conversion dated September 2, 2015, following approval by our stockholders of the Reincorporation at our 2015 Annual Meeting of Stockholders held on August 28, 2015. As a Delaware corporation following the Reincorporation, we are deemed to be the same continuing entity as the Nevada corporation prior to the Reincorporation, and as such continue to possess all of the rights, privileges and powers and all of the debts, liabilities and obligations of the prior Nevada corporation. Upon effectiveness of the Reincorporation, all of the issued and outstanding shares of common stock of the Nevada corporation automatically converted into issued and outstanding shares of common stock of the Delaware corporation without any action on the part of our stockholders. Concurrent with the Reincorporation, on September 3, 2015 our authorized shares increased to 250,000,000 shares of stock consisting of 200,000,000 authorized shares of common stock and 50,000,000 authorized shares of preferred stock.

Reverse Merger

We entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Ener-Core Power, Inc. and Flex Merger Acquisition Sub, Inc., a Delaware corporation and our wholly owned subsidiary (“Merger Sub”), pursuant to which the Merger Sub merged with and into Ener-Core Power, Inc., with Ener-Core Power, Inc. as the surviving entity (the “Merger”). Prior to the Merger, we were a public reporting “shell company,” as defined in Rule 12b-2 of the Securities Exchange Act of 1934, as amended.  The Merger Agreement was approved by the boards of directors of each of the parties to the Merger Agreement.  In April 2013, the pre-merger public shell company effected a 30-for-1 forward split of its common stock.  All share amounts have been retroactively restated to reflect the effect of the stock split.

As provided in the Contribution Agreement dated November 12, 2012 (the “Contribution Agreement”) by and among FlexEnergy, Inc. (“FlexEnergy”), FlexEnergy Energy Systems, Inc. (“FEES”), and Ener-Core Power, Inc., Ener-Core Power, Inc. was spun-off from FlexEnergy as a separate corporation.  As a part of that transaction, Ener-Core Power, Inc. received all assets (including intellectual property) and certain liabilities pertaining to the Power Oxidizer business carved out of FlexEnergy.  The owners of FlexEnergy did not distribute ownership of Ener-Core Power, Inc. pro rata.  The assets and liabilities were transferred to us and recorded at their historical carrying amounts since the transaction was a transfer of net assets between entities under common control.

On July 1, 2013, Ener-Core Power, Inc. completed the Merger with us.  Upon completion of the Merger, we immediately became a public company.  The Merger was accounted for as a “reverse merger” and recapitalization. As part of the Merger, 2,410,400 shares of outstanding common stock of the pre-merger public shell company were cancelled.  This cancellation has been retroactively accounted for as of the inception of Ener-Core Power, Inc. on November 12, 2012. Accordingly, Ener-Core Power, Inc. was deemed to be the accounting acquirer in the transaction and, consequently, the transaction was treated as a recapitalization of Ener-Core Power, Inc.  Accordingly, the assets and liabilities and the historical operations that are reflected in the financial statements are those of Ener-Core Power, Inc. and are recorded at the historical cost basis of Ener-Core Power, Inc.  Our assets, liabilities and results of operations were de minimis at the time of the Merger.

Reverse Stock Split

The board of directors of the Company approved a reverse stock split of the Company’s authorized, issued and outstanding shares of common stock, par value $0.0001 per share, as well as the Company’s authorized shares of preferred stock, par value $0.0001 per share, of which no shares are issued and outstanding (together, the “Stock”), at a ratio of 1-for-50 (the “Reverse Stock Split”). The Reverse Stock Split became effective on July 8, 2015 (the “Effective Date”). As a result of the Reverse Stock Split, the authorized preferred stock decreased to 1,000,000 shares and the authorized common stock decreased to 4,000,000 shares. Both the preferred stock and common stock par value remained at $0.0001 per share. The number of authorized shares subsequently increased to 200,000,000 authorized shares of common stock and 50,000,000 authorized shares of preferred stock on September 3, 2015 with the Company’s reincorporation in Delaware, as described above.

On the Effective Date, the total number of shares of common stock held by each stockholder of the Company were converted automatically into the number of shares of common stock equal to: (i) the number of issued and outstanding shares of common stock held by each such stockholder immediately prior to the Reverse Stock Split divided by (ii) 50. The Company issued one whole share of the post-Reverse Stock Split common stock to any stockholder who otherwise would have received a fractional share as a result of the Reverse Stock Split, determined at the beneficial owner level by share certificate. As a result, no fractional shares were issued in connection with the Reverse Stock Split and no cash or other consideration will be paid in connection with any fractional shares that would otherwise have resulted from the Reverse Stock Split. The Reverse Stock Split also affected all outstanding options and warrants by dividing each option or warrant outstanding by 50, rounded up to the nearest option or warrant, and multiplying the exercise price by 50 for each option or warrant outstanding.

Description of the Business

We design, develop, and manufacture products based on proprietary technologies that aim to expand the operating range of gaseous fuel while improving emissions, which technologies we refer to collectively as “Power Oxidation” or “Power Oxidizer”. Our products aim to expand power generation into previously uneconomical markets while, at the same time, reduce gaseous emissions from industrial processes that contribute to air pollution and climate change. The Power Oxidizer integrates with a gas turbine and generator to create a Powerstation.

Our products, the EC250 and the Ener-Core Powerstation KG2-3G/GO (“KG2”), are complete systems consisting of our designed and patented Power Oxidizer, integrated with a gas turbine and generator. Our Power Oxidizers have been designed to operate on fuels from 100% combustible gas down to concentrations of 5% or less combustible gas content. Our Powerstation products have applications in landfills, distilleries, wastewater treatment plants, as well as numerous industrial processes, and offers our customers two distinct value propositions: the destruction of low quality waste gases with no harmful emissions and the generation of energy from a renewable and low-cost fuel source.

We have deployed the EC250 product commercially in landfill applications are currently developing our second commercial product, the KG2 Powerstation, or KG2, which will combine our Power Oxidizer with a two megawatt gas turbine developed by Dresser-Rand a.s., a subsidiary of Dresser-Rand Group Inc. (“Dresser-Rand”). In 2015, we completed system layout and analytic models integrating our Power Oxidizer with the turbine and, to date in 2016, we have constructed a fully operational KG2 unit to be used in final technical tests expected to be completed in the fourth quarter of 2016, after which time we expect that the initial KG2 unit will be sold. We received an order for the first two commercial KG2 units, which we delivered in October 2016. On June 29, 2016, we entered into a Commercial License and Manufacturing Agreement with Dresser-Rand (the “CMLA”), which will become effective upon the successful completion of the technical test and which will transition the KG2 manufacturing to Dresser-Rand. Once effective, each KG2 unit sold will generate for us a non-refundable license fee. Until the test is successfully completed, our existing CLA (as defined below) remains in effect.

We sell our EC250 product directly and through distributors in two countries, the United States and Netherlands, and sell the KG2 product directly and through Dresser-Rand’s commercial sales team.

Going Concern

Our consolidated financial statements are prepared using the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business. Since our inception, we have made a substantial investment in research and development to develop the Power Oxidizer, have successfully deployed an EC250 field test unit at the U.S. Army base at Fort Benning, Georgia, and installed and commissioned our first commercial unit in the Netherlands in the second quarter of 2014. In November 2014, we signed a Commercial License Agreement with Dresser-Rand (as amended, the “CLA”) to incorporate our Power Oxidizer into Dresser-Rand’s 1.75MW turbine. In August 2015, the CLA became a mutually binding agreement due to the satisfaction of certain binding conditions contained in the CLA. On June 29, 2016 we signed the CMLA. The CMLA becomes binding and will supersede the CLA after the satisfaction of the final technical milestone under the CLA, which we expect to occur in the fourth quarter of 2016.

We have sustained recurring net losses and negative cash flows since inception and have not yet established an ongoing source of revenues sufficient to cover our operating costs and allow us to continue as a going concern. Despite capital raises of $2.5 million in December 2015, $3.0 million in April 2016, and $1.25 million in September 2016, we expect to require additional sources of capital to support the Company’s growth initiatives. We must secure additional funding to continue as a going concern and execute our business plan.

Management’s plan is to obtain capital sufficient to meet our operating expenses by seeking additional equity and/or debt financing. The cash and cash equivalents balance (excluding restricted cash) on September 30, 2016 and December 31, 2015 was approximately $0.6 million and $2.6 million, respectively. In April 2016, management began taking steps to reduce our operational cash burn through a combination of staff reductions and reductions of outside service providers. We expect to implement additional cost savings through reduced overhead costs later in 2016 as well as reduced non-recurring costs and capital expenditures related to our efforts to develop the 2MW KG2 Powerstation. We expect that the $0.6 million of cash and cash equivalents as of September 30, 2016 and receipts on customer billings will continue to fund our working capital needs, general corporate purposes, and related obligations into the fourth quarter of 2016 at our reduced spending levels. However, we expect to require significantly more cash for working capital and as financial security to support our growth initiatives beginning in the fourth quarter of 2016 and beyond.

We will pursue raising additional equity and/or debt financing to fund our operations and product development.  If future funds are raised through issuance of stock or debt, these securities could have rights, privileges, or preferences senior to those of our common stock and debt covenants that could impose restrictions on our operations. Any equity or convertible debt financing will likely result in additional dilution to our current stockholders.  We cannot make any assurances that any additional financing, including the proposed registered offering, will be completed on a timely basis, on acceptable terms or at all.   Our inability to successfully raise capital in a timely manner will adversely impact our ability to continue as a going concern. If our business fails or we are unable to raise capital on a timely basis, our investors may face a complete loss of their investment.

The accompanying consolidated financial statements do not give effect to any adjustments that might be necessary if we were unable to meet our obligations or continue operations as a going concern.

Note 1—Description of Business

Organization

Ener-Core, Inc. (the “Company”, “we”, “us”, “our”), a Delaware corporation, was formed on April 29, 2010 as Inventtech, Inc.  On July 1, 2013, we acquired our wholly owned subsidiary, Ener-Core Power, Inc., (formerly Flex Power Generation, Inc.), a Delaware corporation.  The stockholders of Ener-Core Power, Inc. are now our stockholders and the management of Ener-Core Power, Inc. is now our management.  The acquisition was treated as a “reverse merger” and our financial statements are those of Ener-Core Power, Inc.  All equity amounts presented have been retroactively restated to reflect the reverse merger as if it had occurred on November 12, 2012.

Effective as of September 3, 2015, we changed our state of incorporation from the State of Nevada to the State of Delaware (the “Reincorporation”), pursuant to a plan of conversion dated September 2, 2015, following approval by our stockholders of the Reincorporation at our 2015 Annual Meeting of Stockholders held on August 28, 2015. As a Delaware corporation following the Reincorporation, we are deemed to be the same continuing entity as the Nevada corporation prior to the Reincorporation, and as such continue to possess all of the rights, privileges and powers and all of the debts, liabilities and obligations of the prior Nevada corporation. Upon effectiveness of the Reincorporation, all of the issued and outstanding shares of common stock of the Nevada corporation automatically converted into issued and outstanding shares of common stock of the Delaware corporation without any action on the part of our stockholders. Concurrent with the Reincorporation, on September 3, 2015 our authorized shares increased to 250,000,000 shares of stock consisting of 200,000,000 authorized shares of common stock and 50,000,000 authorized shares of preferred stock.

Reverse Merger

We entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Ener-Core Power, Inc. and Flex Merger Acquisition Sub, Inc., a Delaware corporation and our wholly owned subsidiary (“Merger Sub”), pursuant to which the Merger Sub merged with and into Ener-Core Power, Inc., with Ener-Core Power, Inc. as the surviving entity (the “Merger”). Prior to the Merger, we were a public reporting “shell company,” as defined in Rule 12b-2 of the Securities Exchange Act of 1934, as amended.  The Merger Agreement was approved by the boards of directors of each of the parties to the Merger Agreement.  In April 2013, the pre-merger public shell company effected a 30-for-1 forward split of its common stock.  All share amounts have been retroactively restated to reflect the effect of the stock split.

As provided in the Contribution Agreement dated November 12, 2012 (the “Contribution Agreement”) by and among FlexEnergy, Inc. (“FlexEnergy”), FlexEnergy Energy Systems, Inc. (“FEES”), and Ener-Core Power, Inc., Ener-Core Power, Inc. was spun-off from FlexEnergy as a separate corporation.  As a part of that transaction, Ener-Core Power, Inc. received all assets (including intellectual property) and certain liabilities pertaining to the Power Oxidizer business carved out of FlexEnergy.  The owners of FlexEnergy did not distribute ownership of Ener-Core Power, Inc. pro rata.  The assets and liabilities were transferred to us and recorded at their historical carrying amounts since the transaction was a transfer of net assets between entities under common control.

On July 1, 2013, Ener-Core Power, Inc. completed the Merger with us.  Upon completion of the Merger, we, immediately became a public company.  The Merger was accounted for as a “reverse merger” and recapitalization. As part of the Merger, 2,410,400 shares of outstanding common stock of the pre-merger public shell company were cancelled.  This cancellation has been retroactively accounted for as of the inception of Ener-Core Power, Inc. on November 12, 2012. Accordingly, Ener-Core Power, Inc. was deemed to be the accounting acquirer in the transaction and, consequently, the transaction was treated as a recapitalization of Ener-Core Power, Inc.  Accordingly, the assets and liabilities and the historical operations that are reflected in the financial statements are those of Ener-Core Power, Inc. and are recorded at the historical cost basis of Ener-Core Power, Inc.  Our assets, liabilities and results of operations were de minimis at the time of the Merger.

Reverse Stock Split

The board of directors of the Company approved a reverse stock split of the Company’s authorized, issued and outstanding shares of common stock, par value $0.0001 per share, as well as the Company’s authorized shares of preferred stock, par value $0.0001 per share, of which no shares are issued and outstanding (together, the “Stock”), at a ratio of 1-for-50 (the “Reverse Stock Split”). The Reverse Stock Split became effective on July 8, 2015 (the “Effective Date”). As a result of the Reverse Stock Split, the authorized preferred stock decreased to 1,000,000 shares and the authorized common stock decreased to 4,000,000 shares. Both the preferred stock and common stock par value remained at $0.0001 per share. The number of authorized shares subsequently increased to 200,000,000 authorized shares of common stock and 50,000,000 authorized shares of preferred stock on September 3, 2015 with the Company’s reincorporation in Delaware, as described above.

On the Effective Date, the total number of shares of common stock held by each stockholder of the Company were converted automatically into the number of shares of common stock equal to: (i) the number of issued and outstanding shares of common stock held by each such stockholder immediately prior to the Reverse Stock Split divided by (ii) 50. The Company issued one whole share of the post-Reverse Stock Split common stock to any stockholder who otherwise would have received a fractional share as a result of the Reverse Stock Split, determined at the beneficial owner level by share certificate. As a result, no fractional shares were issued in connection with the Reverse Stock Split and no cash or other consideration will be paid in connection with any fractional shares that would otherwise have resulted from the Reverse Stock Split. The Reverse Stock Split also affected all outstanding options and warrants by dividing each option or warrant outstanding by 50, rounded up to the nearest option or warrant, and multiplying the exercise price by 50 for each option or warrant outstanding.

Description of the Business

We design, develop, and manufacture products based on proprietary technologies that aim to expand the operating range of gaseous fuel while improving emissions, which technologies we refer to collectively as “Power Oxidation” or “Power Oxidizer” (previously called “Gradual Oxidation” and “Gradual Oxidizer,” respectively, in our prior public disclosures). Our products aim to expand power generation into previously uneconomical markets while, at the same time, reduce gaseous emissions from industrial processes that contribute to air pollution and climate change. The Power Oxidizer integrates with a gas turbine and generator to create a Powerstation.

Our product, the EC250, is a complete system consisting of our designed and patented Power Oxidizer, integrated with a gas turbine and generator. The EC250 has been designed to operate on fuels from 100% combustible gas down to concentrations of 5% or less combustible gas content. The EC250 has applications in landfill, oil production, coal mining, and other operations, and offers our customers two distinct value propositions: the destruction of low quality waste gases with no harmful emissions and the generation of energy from a renewable fuel source.

We are currently developing our second commercial product, the Ener-Core Powerstation KG2-3G/GO (“KG2”), which will combine our Power Oxidizer with a two megawatt gas turbine developed by Dresser-Rand a.s., a subsidiary of Dresser-Rand Group Inc. (“Dresser-Rand”). We have completed system layout and analytic models integrating our Power Oxidizer with the turbine and are constructing a full prototype KG2 unit. We expect to field test units in 2016, with initial commercial shipments shortly thereafter.

We sell our products directly and through distributors in two countries, the United States and Netherlands.

Going Concern

Our consolidated financial statements are prepared using the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business. Since our inception, we have made a substantial investment in research and development to develop the Power Oxidizer, have successfully deployed an EC250 field test unit at the U.S. Army base at Fort Benning, Georgia, and installed and commissioned our first commercial unit in the Netherlands in the second quarter of 2014. In November 2014, we signed a Commercial License Agreement with Dresser-Rand (as amended, the “CLA”) to incorporate our Power Oxidizer into Dresser-Rand’s 1.75MW turbine. In August 2015, the CLA became a mutually binding agreement due to the satisfaction of certain binding conditions contained in the CLA.

We have sustained recurring net losses and negative cash flows since inception and have not yet established an ongoing source of revenues sufficient to cover our operating costs and allow us to continue as a going concern. Despite a capital raise of approximately $4.0 million in September 2014 and further capital raises of $5.8 million in April and May 2015, and $2.5 million in December 2015, we expect to require additional sources of capital to support the Company’s growth initiatives. We must secure additional funding to continue as a going concern and execute our business plan.

Management’s plan is to obtain capital sufficient to meet our operating expenses by seeking additional equity and/or debt financing. The cash and cash equivalents balance (excluding restricted cash) on December 31, 2014 and December 31, 2015, was approximately $2.2 million and $2.8 million, respectively.

We raised a total of $5.8 million of debt and equity capital in April and May 2015, as described in Notes 9 and 12 below, and $2.5 million of equity capital in December 2015 and we expect that the $2.8 million of cash as of December 31, 2015, receipts on customer billings, and the anticipated net proceeds from the proposed registered offering will continue to fund our working capital needs, general corporate purposes, and related obligations into 2016 at our current spending levels. However, we expect to require significantly more cash for working capital and as financial security to support our growth initiatives.

We will pursue raising additional equity and/or debt financing to fund our operations and product development.  If future funds are raised through issuance of stock or debt, these securities could have rights, privileges, or preferences senior to those of our common stock and debt covenants that could impose restrictions on our operations. Any equity or convertible debt financing will likely result in additional dilution to our current stockholders.  We cannot make any assurances that any additional financing, including the proposed registered offering, will be completed on a timely basis, on acceptable terms or at all.   Our inability to successfully raise capital in a timely manner will adversely impact our ability to continue as a going concern. If our business fails or we are unable to raise capital on a timely basis, our investors may face a complete loss of their investment.

The accompanying consolidated financial statements do not give effect to any adjustments that might be necessary if we were unable to meet our obligations or continue operations as a going concern.